CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
SALES REVENUE	$ 717,229	$ 291,035	$ 2,032,513	$ 360,135	$ 2,510,364	$ 0
COST OF GOODS SOLD	(302,744)	(154,389)	(883,309)	(169,390)	(782,727)	0
GROSS PROFIT	414,485	136,646	1,149,204	190,745	1,727,637	0
GENERAL AND ADMINISTRATIVE EXPENSES	4,569,032	2,779,370	9,032,913	5,660,035	19,552,288	8,933,111
LOSS FROM OPERATIONS	(4,154,547)	(2,642,724)	(7,883,709)	(5,469,290)	(17,824,651)	(8,933,111)
OTHER INCOME (EXPENSE)
Interest Expense	(2,828,851)	(530,082)	(4,549,033)	(786,798)	(5,176,361)	(901,134)
Other income/(expense)	(3,047,667)	(5,769)	(2,949,806)	(45,182)	(158,213)	(248,858)
Total other expense	(5,876,518)	(535,851)	(7,498,839)	(831,980)	(5,334,574)	(1,149,992)
NET LOSS	(10,031,065)	(3,178,575)	(15,382,548)	(6,301,270)	(23,159,225)	(10,083,103)
Net loss attributable to non-controlling interest	(291,416)	(33,495)	(475,559)	(68,025)	(185,035)	(173,273)
NET LOSS ATTRIBUTABLE TO GB SCIENCES, INC.	$ (9,739,649)	$ (3,145,080)	$ (14,906,989)	$ (6,233,245)	$ (22,974,190)	$ (9,909,830)
Net loss per share - basic and diluted	$ (0.05)	$ (0.02)	$ (0.08)	$ (0.05)	$ (0.17)	$ (0.13)
Weighted average common shares outstanding - basic and diluted	204,143,491	127,794,766	189,787,747	126,724,132	132,934,141	79,002,685